Line of Credit and Notes Payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of Line of Credit and Notes Payable, Net of Discount

The following is a summary of the notes payable as of September 30, 2025 and December 31, 2024:

	September 30,	December 31,
Notes Payable	2025	2024

Note payable issued November 29, 2021	$336,983	$336,983
Note payable issued December 1, 2021	1,500,600	1,500,600
Note payable issued August 18, 2023	64,000	64,000
Note payable issued November 29, 2023	33,000	33,000
May 2025 convertible note	325,887	-
March 2025 promissory note	590,507	-
March 2025 convertible note	81,747	-
September 2025 promissory note	508,019	-
Total notes payable and line of credit	3,440,743	1,934,583
Less: Current portion	(1,944,710)	(433,983)
Less: Fair value adjustment for debt	(906,659)	(906,659)
Total notes payable, net of current portion	$589,374	$593,941

Notes payable, net of discount	December 31, 2024	December 31, 2023
Note payable issued November 29, 2021	$336,983	$—
Note payable issued December 1, 2021	1,500,600	—
Note payable issued January 12, 2023	—	220,000
Note payable issued August 18, 2023	64,000	—
Note payable issued November 29, 2023	33,000	—
Total notes payable	1,934,583	220,000
Less: Current portion	(433,983)	(220,000)
Less: Fair value adjustment for debt	(906,659)	—
Total notes payable, net of current portion	$593,941	$—

Schedule of Required Principal Payments

Required principal payments under the Company’s notes payable are as follows:

Year Ending December 31, 2025 (Remaining three months)	$1,944,710
Year Ending December 31, 2026	26,534
Year Ending December 31, 2027	37,720
Year Ending December 31, 2028	39,008
Year ending December 31, 2029	40,646
Thereafter	1,352,125
Total	$3,440,743

Required principal payments under the Company’s notes payable are as follows:

Year ending December 31, 2025	$438,550
Year ending December 31, 2026	26,535
Year ending December 31, 2027	37,720
Year ending December 31, 2028	39,008
Year ending December 31, 2029	40,646
Thereafter	1,352,123
Total	$1,934,583